Equity-settled share-based payments	12 Months Ended
Dec. 31, 2020
Equity Settled Share Based Payments [Abstract]
Equity-settled share-based payments
25.	Equity-settled share-based payments

The Group has issued share options under the 2018 Long Term Incentive Plan (LTIP), 2018 Non-Employee Long Term Inventive Plan (Non-Employee LTIP), and individual share option contracts, open to all employees of the Group, as well as EMI shares (none of which remain outstanding at December 31, 2020). Under the LTIP, Non-Employee LTIP, individual contracts and schemes available, the options typically vest after 3 years, with the exception of some options granted to certain members of key management personnel. The vesting period for these options ranges from 3 to 33 months.. The options usually lapse after one year following the employee leaving the Group.

	2020		2019		2018
	Number of Shares	Weighted Average Exercise price	Number Of Shares	Weighted Average Exercise price	Number Of Shares	Weighted Average Exercise price
	000s	Pence	000s	Pence	000s	Pence
Options
Outstanding at the beginning of the year	4,302,617	102.46	4,718,302	70.17	6,101,764	82.68
Granted during the year	3,165,916	351.90	4,722,281	129.40	1,036,523	0.05
Lapsed or forfeited during the year	(52,525)	5.00	(2,899,801)	105.32	(1,341,676)	109.78
Exercised during the year	(659,414)	33.48	(2,238,165)	57.51	(1,078,309)	31.59
Outstanding at the year-end	6,756,594	226.83	4,302,617	102.46	4,718,302	70.17
Exercisable at the year-end	1,079,609	151.33	647,215	31.96	2,689,300	81.60

The options outstanding at the year-end have a weighted average remaining contractual life of 7.4 years (2019: 7.2 years; 2018: 5.5 years). The weighted average share price at the time of exercise during the year was 435.19 pence (2019: 126.24 pence; 2018: 141.16 pence).

The Group granted 3,165,916 options during the year (2019: 4,722,281; 2018: 1,036,523). The fair value of options granted were calculated using a Binomial or Monte Carlo model and inputs into the model were as follows:

Inputs and assumptions for options granted in the year	2020	2019	2018
Weighted average fair value at grant (pence)	324.0	118.6	147.1
Weighted average share price (pence)	461.0	175.9	171.7
Weight average hurdle price (pence)	90.0	218.6	187.1
Weighted average exercise price (pence)	352.0	129.4	5.0
Option life (years)	10.0	10.0	10.0
Expected volatility	70%-72%	50%-72%	48%-51%
Risk free rate	0.19%-0.44%	0.41%-1.32%	1.37%-1.62%
Expected dividend yield	nil	nil	nil

The Group recognised total charges of £4,395k (2019: £584k; 2018: 681k) related to equity settled share-based payment transactions during the year.